Schedule of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative	$ 362	$ 477	$ 961	$ 335
Total stock-based compensation expense	362	477	961	335
Cost of Sales [Member]
General and administrative	8	4	4	3
Total stock-based compensation expense	8	4	4	3
Research and Development Expense [Member]
General and administrative	99	107	153	123
Total stock-based compensation expense	99	107	153	123
Selling and Marketing Expense [Member]
General and administrative	58	44	115	66
Total stock-based compensation expense	58	44	115	66
General and Administrative Expense [Member]
General and administrative	197	322	689	143
Total stock-based compensation expense	$ 197	$ 322	$ 689	$ 143